SCHEDULE OF CONSOLIDATION OF SUBSIDIARIES (Details)	6 Months Ended
Jun. 30, 2026
Baoya New Energy (Shandong) Co., Ltd. [Member]
Date of incorporation	Oct. 21, 2021	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	100.00%	[1]
Principal activities	Investment holding	[1]
Baoya New Energy Automobile Sale (Yantai) Co., Ltd. [Member]
Date of incorporation	Nov. 29, 2019	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	93.92%	[1]
Principal activities	New energy vehicle sales	[1]
Baoya New Energy Automobile R&D (Xiangyang) Co., Ltd. [Member]
Date of incorporation	May 25, 2022	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	85.17%	[1]
Principal activities	Research and development of new energy vehicles	[1]
Baoya New Energy Automobile R&D Institution (Yantai) Co., Ltd. [Member]
Date of incorporation	Nov. 29, 2019	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	85.17%	[1]
Principal activities	Research and development of new energy vehicles	[1]
Baoya Technology Holdings Limited [Member]
Date of incorporation	Jul. 12, 2021	[1]
Entity place of incorporation	BVI	[1]
Percentage of ownership	100.00%	[1]
Principal activities	Investment holding	[1]
Baoyaev Group Limited [Member]
Date of incorporation	Jul. 28, 2021	[1]
Entity place of incorporation	Hong Kong	[1]
Percentage of ownership	100.00%	[1]
Principal activities	Investment holding	[1]
Chijet Inc [Member]
Date of incorporation	Jul. 06, 2021	[1]
Entity place of incorporation	Cayman Islands	[1]
Percentage of ownership	100.00%	[1]
Principal activities	Investment holding	[1]
Dezhou Yarui New Energy Automobile Co Ltd [Member]
Date of incorporation	Feb. 01, 2016	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	65.23%	[1]
Principal activities	R&D and manufacturing of new energy vehicles	[1]
Dezhou Yitu New Energy Automobile Co Ltd [Member]
Date of incorporation	Apr. 23, 2011	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	86.43%	[1]
Principal activities	R&D and manufacturing of special electric vehicles	[1]
Faw Jilin Automobile Co Ltd [Member]
Date of incorporation	Jun. 20, 1984	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	60.05%	[1]
Principal activities	Commercial vehicles, passenger vehicles manufacturing	[1]
Faw Jilin Automobile Sale Co Ltd [Member]
Date of incorporation	Jun. 23, 2021	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	60.05%	[1]
Principal activities	Vehicle sales	[1]
Jupiter Wellness Acquisition Corp [Member]
Date of incorporation	Sep. 14, 2021
Entity place of incorporation	Delaware, US
Percentage of ownership	100.00%
Principal activities	Investment holding
Shandong Baoya New Energy Vehicle Co Ltd [Member]
Date of incorporation	Apr. 14, 2009	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	85.17%	[1]
Principal activities	New energy vehicle production and manufacturing	[1]
Xiangyang Yazhi New Energy Automobile Co Ltd [Member]
Date of incorporation	May 16, 2016	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	85.17%	[1]
Principal activities	R&D and manufacturing of small new energy vehicles	[1]
Xiangyang Yazhi New Energy Automobile Sale Co Ltd [Member]
Date of incorporation	Jul. 22, 2016	[1]
Entity place of incorporation	The PRC	[1]
Percentage of ownership	85.17%	[1]
Principal activities	Sales of small new energy vehicles	[1]
Nex FiInc [Member]
Date of incorporation	Oct. 22, 2025
Entity place of incorporation	Wyoming, US
Percentage of ownership	100.00%
Principal activities	Data and information service

[1]	The above subsidiaries were disposed on March 20, 2026. For further details, see Note 5 – Discontinued Operations.